Mar. 17, 2025
First Trust Dow Jones International Internet ETF

Notwithstanding anything to the contrary in the Fund’s Prospectus or Summary Prospectus, effective March 24, 2025, the fifth sentence of the third paragraph under the section entitled “Principal Investment Strategies” is hereby deleted in its entirety and replaced with the following:

“However, the weight for a single company is capped at 10% and the cumulative weight of all companies with weights greater than 4.5% is capped at 45%.”